Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 73.3%
Government National Mortgage Association:
2.99%, 4/15/2042	111,599	113,358
3.0%, with various maturities from 9/15/2042 until 1/1/2050 (a)	453,342,528	466,135,353
3.5%, with various maturities from 11/20/2041 until 9/20/2049	384,919,234	402,324,245
4.0%, with various maturities from 8/20/2040 until 5/20/2049	52,761,174	55,116,774
4.25%, with various maturities from 5/15/2041 until 10/15/2041	570,747	587,886
4.49%, with various maturities from 6/15/2041 until 7/15/2041	860,461	902,363
4.5%, with various maturities from 8/15/2039 until 4/15/2041	24,894,388	27,142,615
4.55%, 1/15/2041	1,322,640	1,428,295
4.625%, 5/15/2041	291,641	309,007
5.0%, with various maturities from 3/20/2029 until 7/20/2041	37,422,109	41,018,042
5.5%, with various maturities from 1/15/2034 until 6/15/2042	46,258,778	52,781,691
6.0%, with various maturities from 12/15/2022 until 1/15/2039	12,792,438	14,814,072
6.5%, with various maturities from 6/20/2032 until 3/20/2039	8,281,606	9,587,953
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,870,934	2,108,558
7.5%, with various maturities from 6/20/2022 until 8/20/2032	95,008	110,312
Total Government National Mortgage Association (Cost $1,067,627,043)		1,074,480,524
Asset-Backed 4.7%
Automobile Receivables 2.0%
AmeriCredit Automobile Receivables Trust:
"A3", Series 2017-1, 1.87%, 8/18/2021	208,483	208,453
"C", Series 2019-2, 2.74%, 4/18/2025	2,040,000	2,058,043
"D", Series 2017-3, 3.18%, 7/18/2023	7,700,000	7,821,170
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024	15,850,000	16,221,438
United Auto Credit Securitization Trust, "A", Series 2019-1, 144A, 2.82%, 7/12/2021	3,064,954	3,070,044
		29,379,148
Miscellaneous 2.7%
GMF Floorplan Owner Revolving Trust, "B", Series 2019-2, 144A, 3.1%, 4/15/2026	18,560,000	18,909,375
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	13,326,467	13,493,946
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	6,538,634	6,569,386
		38,972,707
Total Asset-Backed (Cost $67,409,592)		68,351,855
Commercial Mortgage-Backed Securities 4.7%
BANK:
"A3", Series 2019-BN24, 2.96%, 11/15/2062	7,800,000	7,998,105
"A3", Series 2019-BN20, 3.011%, 9/15/2061	15,650,000	16,116,537
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057	14,500,000	14,847,229
FHLMC Multifamily Structured Pass-Through Certificates, "X1P", Series KL05, Interest Only, 0.892% *, 6/25/2029	64,800,000	4,707,804
Morgan Stanley Capital I Trust, "A4" Series 2019-L3, 3.127%, 11/15/2029	15,600,000	16,098,765
UBS Commercial Mortgage Trust, "A4", Series 2019-C18, 3.035%, 12/15/2052	6,510,000	6,672,246
Wells Fargo Commercial Mortgage Trust, "A4", Series 2016-NXS6, 2.918%, 11/15/2049	2,370,000	2,430,079
Total Commercial Mortgage-Backed Securities (Cost $68,909,897)		68,870,765
Collateralized Mortgage Obligations 18.5%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	389,296	325,231
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	206,553	175,414
"PT", Series 3586, 1.55% *, 2/15/2038	2,893,513	2,695,312
"CZ", Series 4113, 3.0%, 9/15/2042	4,866,733	4,741,559
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	6,704,798	804,841
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	14,878,996	2,410,830
"UA", Series 4298, 4.0%, 2/15/2054	1,938,057	2,001,540
"UZ", Series 4339, 4.0%, 2/15/2054	8,227,046	8,479,159
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	3,264,540	96,877
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	22,603,327	4,962,843
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	114,738	19,148
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	483,611	16,841
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	9,556,008	2,128,388
"A", Series 172, Interest Only, 6.5%, 1/1/2024	66,439	6,275
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	12,577,793	3,200,362
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	2,695,434	2,205,624
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,050,706
"FE", Series 2018-94, 1-month USD-LIBOR + 0.400%, 2.192% * , 1/25/2049	4,415,412	4,393,180
"Z", Series 2013-44, 3.0%, 5/25/2043	4,386,013	4,064,387
"LZ", Series 2013-6, 3.5%, 2/25/2043	933,440	984,628
"4", Series 406, Interest Only, 4.0%, 9/25/2040	5,552,813	871,660
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	5,563,729	922,043
"DZ", Series 2019-9, 4.0%, 3/25/2049	10,028,227	10,788,206
"DZ", Series 4887, 4.0%, 4/15/2049	6,692,343	7,154,236
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	25,842,085	4,722,638
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	10,532,838	1,830,248
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	13,498,692	2,789,271
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	11,182,613	2,250,047
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	233,465	69,981
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	274,137	2,620
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	866,674
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,346,013	1,132,616
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,470,332
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 2.035% * , 3/20/2043	13,510,364	13,393,580
"WZ", Series 2014-99, 3.0%, 7/16/2044	9,475,538	9,771,130
"BW", Series 2014-119, 3.0%, 8/20/2044	4,587,019	4,694,598
"MT", Series 2015-92, 3.0%, 1/20/2045	10,000,000	10,148,873
"Q", Series 2015-141, 3.0%, 7/20/2045	11,218,012	11,426,236
"PY", Series 2015-123, 3.0%, 9/20/2045	10,688,000	10,701,290
"BL", Series 2017-85, 3.0%, 8/20/2046	5,888,857	6,053,537
"YP", Series 2017-93, 3.0%, 2/20/2047	3,495,516	3,548,430
"DZ", Series 65-2017, 3.0%, 4/20/2047	2,534,886	2,490,238
"ML", Series 2017-66, 3.0%, 4/20/2047	4,135,000	4,211,966
"MZ", Series 96-2017, 3.0%, 6/20/2047	2,622,247	2,584,980
"JZ", Series 110-2017, 3.0%, 7/20/2047	3,762,834	3,535,640
"GT", Series 2017-113, 3.0%, 7/20/2047	5,731,733	5,765,706
"KC", Series 2017-155, 3.0%, 10/20/2047	3,605,708	3,676,713
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	2,535,046	173,248
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	6,075,833	249,215
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	15,203,092	2,678,655
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,068,260
"S", Series 2013-134, Interest Only, 5.600% minus 1-month USD-LIBOR, 3.835% * , 9/20/2043	16,026,622	2,818,869
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	17,611,654	801,892
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	4,888,252	351,336
"SL", Series 2013-99, Interest Only, 6.150% minus 1-month USD-LIBOR, 4.385% * , 3/20/2043	30,341,607	4,474,806
"SJ", Series 2013-169, Interest Only, 6.250% minus 1-month USD-LIBOR, 4.485% * , 1/20/2043	15,473,812	2,382,610
"AS", Series 2018-124, Interest Only, 6.250% minus 1-month USD-LIBOR, 4.485% * , 9/20/2048	16,499,358	2,940,502
"ZC", Series 2003-86, 4.5%, 10/20/2033	599,641	635,894
"SG", Series 2017-60, Interest Only, 6.470% minus 1-month USD-LIBOR, 4.705% * , 2/20/2038	16,406,492	3,361,864
"SD", Series 2017-60, Interest Only, 6.520% minus 1-month USD-LIBOR, 4.755% * , 2/20/2038	9,943,855	1,962,214
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,767,519	1,989,314
"AZ", Series 2019-31, 5.0%, 3/20/2049	6,228,787	7,017,803
"PC", Series 2003-19, 5.5%, 3/16/2033	1,305,090	1,444,714
"Z", Series 2006-12, 5.5%, 3/20/2036	138,229	166,355
"DZ", Series 2009-106, 5.5%, 11/20/2039	252,157	320,900
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	6,086,456	1,324,142
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	412,124	109,233
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	602,611	127,614
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR , 9.566% *, 6/20/2044	636,115	790,793
JP Morgan Mortgage Trust:
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 2.603% *, 5/25/2050	10,060,910	10,015,400
"A6", Series 2017-2, 144A, 3.0%, 5/25/2047	9,406,956	9,468,553
"A6", Series 2017-4, 144A, 3.0%, 11/25/2048	4,345,486	4,373,505
"A5", Series 2017-4, 144A, 3.5%, 11/25/2048	5,411,578	5,469,498
"A4", Series 2019-1, 144A, 4.0%, 5/25/2049	9,612,462	9,676,673
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	13,059,732	13,076,394
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	5,246,093	5,286,353
Total Collateralized Mortgage Obligations (Cost $261,778,869)		271,193,243
U.S. Government Agency Sponsored Pass-Throughs 3.2%
Federal Home Loan Mortgage Corp.:
3.0%, 11/1/2049	15,403,344	15,521,572
4.0%, 1/1/2045	11,020,796	11,824,473
4.0%, 12/1/2045	6,661,306	7,146,977
7.0%, 10/1/2038	98,615	110,422
Federal National Mortgage Association:
4.0%, 9/1/2040	532,620	570,893
4.0%, 8/1/2047	8,784,566	9,264,381
5.0%, 7/1/2044	2,358,861	2,612,191
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $46,176,727)		47,050,909
Government & Agency Obligations 3.2%
U.S. Treasury Obligation
U.S. Treasury Note, 2.125%, 7/31/2024 (Cost $46,924,283)	46,000,000	46,894,843
Short-Term U.S. Treasury Obligations 1.7%
U.S. Treasury Bills:
1.495% **, 7/16/2020 (b)	5,000,000	4,958,180
1.512% **, 7/16/2020 (b)	300,000	297,491
1.518% **, 7/16/2020 (b)	500,000	495,818
1.598% **, 9/10/2020 (c)	16,000,000	15,829,760
1.802% **, 7/16/2020	3,464,000	3,435,027
Total Short-Term U.S. Treasury Obligations (Cost $25,002,673)		25,016,276
	Shares	Value ($)
Cash Equivalents 7.1%
DWS Central Cash Management Government Fund, 1.62% (d)	39,824,720	39,824,720
DWS ESG Liquidity Fund "Capital Shares", 1.76% (d)	64,000,330	64,006,730
Total Cash Equivalents (Cost $103,819,001)		103,831,450
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,687,648,085)	116.4	1,705,689,865
Other Assets and Liabilities, Net	(16.4)	(240,211,519)
Net Assets	100.0	1,465,478,346

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Cash Equivalents 7.1%
DWS Central Cash Management Government Fund, 1.62% (d)
58,053,622	395,963,026	414,191,928	—	—	334,469	—	39,824,720	39,824,720
DWS ESG Liquidity Fund "Capital Shares", 1.76% (d)
63,684,877	321,885	—	—	(32)	298,602	—	64,000,330	64,006,730
121,738,499	396,284,911	414,191,928	—	(32)	633,071	—	103,825,050	103,831,450

*	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)	At December 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At December 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	3/20/2020	227	42,480,278	41,235,969	(1,244,309)

At December 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2020	801	103,585,957	102,865,922	720,035
5 Year U.S. Treasury Note	USD	3/31/2020	1,548	184,474,239	183,607,313	866,926
U.S. Treasury Long Bond	USD	3/20/2020	910	144,442,452	141,874,688	2,567,764
Total unrealized appreciation						4,154,725

At December 31, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Floating — 3-Month LIBOR Quarterly	Fixed — 1.62% Semi-Annually	11/8/2019 11/8/2021	187,100,000	USD	(300,104)	—	(300,104)
Floating — 3-Month LIBOR Quarterly	Fixed — 1.659% Semi-Annually	10/15/2019 10/15/2021	574,100,000	USD	(765,885)	—	(765,885)
Fixed - 1.736% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/13/2019 12/13/2029	14,000,000	USD	187,440	—	187,440
Fixed — 2.724% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	13,100,000	USD	(1,040,661)	—	(1,040,661)
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/21/2019 2/21/2023	15,800,000	USD	(298,019)	—	(298,019)
Fixed — 1.756% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/17/2019 9/17/2029	15,500,000	USD	107,784	—	107,784
Fixed — 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/30/2019 5/31/2022	7,700,000	USD	(76,432)	—	(76,432)
Fixed - 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	10,800,000	USD	(25,080)	—	(25,080)
Fixed — 1.565% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/27/2019 9/27/2029	12,900,000	USD	314,751	—	314,751
Total net unrealized depreciation							(1,896,206)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,074,480,524	$—	$1,074,480,524
Asset-Backed	—	68,351,855	—	68,351,855
Commercial Mortgage-Backed Securities	—	68,870,765	—	68,870,765
Collateralized Mortgage Obligations	—	271,193,243	—	271,193,243
U.S. Government Agency Sponsored Pass-Throughs	—	47,050,909	—	47,050,909
Government & Agency Obligations	—	46,894,843	—	46,894,843
Short-Term U.S. Treasury Obligations	—	25,016,276	—	25,016,276
Short-Term Investments (e)	103,831,450	—	—	103,831,450
Derivatives (f)
Futures Contracts	4,154,725	—	—	4,154,725
Interest Rate Swap Contracts	—	609,975	—	609,975
Total	$107,986,175	$1,602,468,390	$—	$1,710,454,565
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(1,244,309)	$—	$—	$(1,244,309)
Interest Rate Swap Contracts	—	(2,506,181)	—	(2,506,181)
Total	$(1,244,309)	$(2,506,181)	$—	$(3,750,490)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 2,910,416	$ (1,896,206)